Derivative Financial Instruments - Schedule of Cash Flow Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Interest rate swaps | Designated as hedging instrument | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of income (loss) recognized from derivatives	$ 47.0	$ 39.4	$ (49.9)